Investment Securities	12 Months Ended
Dec. 31, 2012
Investment Securities [Abstract]
Investment Securities
(4)	Investment Securities

The amortized cost and fair values of investment securities available for sale (in thousands) at December 31, 2012 and 2011 were as follows.

	2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. agency securities	$31,522	$1,477	$11	$32,988
State and municipal securities	527	104	—	631
Corporate bonds	2,864	89	—	2,953
Mortgage-backed securities—agency	202,024	5,431	261	207,194
Mortgage-backed securities—non-agency	32,161	476	485	32,152
Equity securities	520	44	27	537

Total investment securities available for sale	$269,618	$7,621	$784	$276,455

	2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. agency securities	$48,854	$1,101	$35	$49,920
State and municipal securities	529	79	—	608
Corporate bonds	2,811	—	115	2,696
Mortgage-backed securities—agency	224,578	5,688	330	229,936
Equity securities	1,341	1	32	1,310

Total investment securities available for sale	$278,113	$6,869	$512	$284,470

For the year ended December 31, 2012, proceeds from sales of investment securities available for sale were $87.5 million and resulted in net realized gains of $627 thousand. Proceeds from available-for-sale securities totaled $69.9 million and $2.6 million and resulted in realized gains of $1.5 million and $468 thousand for the years ended December 31, 2011 and 2010, respectively.

Unrealized losses

Information pertaining to securities with gross unrealized losses (in thousands) at December 31, 2012 and 2011, aggregated by investment category and length of time that the individual securities have been in a continuous unrealized loss position is as follows.

	2012
	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
U.S. agency securities	$3,989	$11	$—	$—	$3,989	$11
Mortgage-backed securities—agency	16,957	261	—	—	16,957	261
Mortgage-backed securities—non-agency	13,149	485	—	—	13,149	485
Equity securities	66	12	40	15	106	27

	$34,161	$769	$40	$15	$34,201	$784

	2011
	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
U.S. agency securities	$9,599	$35	$—	$—	$9,599	$35
Corporate bonds	2,696	115	—	—	2,696	115
Mortgage-backed securities—agency	35,730	281	3,066	49	38,796	330
Equity securities	—	—	89	32	89	32

	$48,025	$431	$3,155	$81	$51,180	$512

Debt securities with unrealized losses totaling $757 thousand at December 31, 2012 included 19 mortgage-backed securities and two U.S. agency securities. The severity and duration of this unrealized loss will fluctuate with interest rates in the economy.

The Company’s unrealized losses on equity securities were caused by what management deems to be transitory fluctuations in market valuation. At December 31, 2012, seven equity securities experienced an unrealized loss totaling $27 thousand compared with nine equity securities with an unrealized loss of $32 thousand at December 31, 2011.

Other-than-temporary impairment (“OTTI”)

Management evaluates securities for OTTI at least on a quarterly basis, and more frequently when economic or market conditions warrant such an evaluation. In determining OTTI, management considers many factors, including (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer, (3) whether the market decline was affected by macroeconomic conditions, and (4) whether the Company has the intent to sell the security or it is more likely than not that it will be required to sell the security before its anticipated recovery. The assessment of whether an other-than-temporary decline exists involves a high degree of subjectivity and judgment and is based on the information available to management at a point in time.

When OTTI occurs, the amount of the OTTI recognized in earnings depends on whether an entity intends to sell the security or it is more likely than not it will be required to sell the security before recovery of its amortized cost basis, less any current period credit loss. If an entity intends to sell or it is more likely than not that it will be required to sell the security before recovery of its amortized cost basis, less any current period credit loss, the OTTI shall be recognized in earnings equal to the entire difference between the investment’s amortized cost basis and its fair value at the balance sheet date. If an entity does not intend to sell the security and it is not more likely than not that the entity will be required to sell the security before recovery of its amortized cost basis less any current period loss, the OTTI shall be separated into the amount representing the credit loss and the amount related to all other factors. The amount of the total OTTI related to the credit loss is determined based on the present value of cash flows expected to be collected and is recognized in earnings. The amount of the total OTTI related to other factors is recognized in other comprehensive income, net of applicable taxes. The previous amortized cost basis less the OTTI recognized in earnings becomes the new amortized cost basis of the investment.

During 2012 no equity securities were determined to be other-than-temporarily impaired. During 2011 and 2010, equity securities with a cost basis of $586 thousand and $81 thousand, respectively, were determined to be other-than-temporarily impaired. No impairment losses were recognized during 2012. Impairment losses of $401 thousand and $67 thousand were recognized through noninterest income during 2011 and 2010, respectively. No additional amount was included in accumulated other comprehensive income in the equity section of the balance sheet for these securities as of December 31, 2012. Management has evaluated the unrealized losses associated with the remaining equity securities as of December 31, 2012 and, in management’s opinion, the unrealized losses are temporary and it is our intention to hold these securities until their value recovers. A rollforward of the cumulative OTTI losses (in thousands) recognized in earnings for all equity securities for years ended December 31, 2011 and 2012 is as follows.

Balance, December 31, 2010	$719
Less: Realized gains for securities sales	—
Add: Loss where impairment was not previously recognized	309
Add: Loss where impairment was previously recognized	92

Balance, December 31, 2011	1,120
Less: Realized gains for securities sales	(233)
Add: Loss where impairment was not previously recognized	—
Add: Loss where impairment was previously recognized	—

Balance, December 31, 2012	$887

Maturities of investment securities

The amortized cost and fair value by contractual maturity of investment securities available for sale (in thousands) that are not determined to be other-than-temporarily impaired at December 31, 2012 and 2011 are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Equity securities do not have contractual maturities.

	2012		2011
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Due in one year or less	$998	$1,024	$—	$—
Due after one year but less than five years	5,196	5,359	7,293	7,379
Due after five years but less than ten years	9,372	9,759	14,189	14,563
Due after ten years	19,347	20,430	30,713	31,283
Mortgage-backed securities—agency	202,024	207,194	224,577	229,935
Mortgage-backed securities—non-agency	32,161	32,152	—	—
Equity securities	520	537	1,341	1,310

Total available-for-sale securities	$269,618	$276,455	$278,113	$284,470

Federal Home Loan Bank (“FHLB”)

The Company’s investment in FHLB stock totaled $12.0 million at December 31, 2012. FHLB stock is generally viewed as a long-term investment and as a restricted investment security because it is required to be held in order to access FHLB advances (i.e. borrowings). It is carried at cost as there is no market for the stock other than the FHLB or member institutions. Therefore, when evaluating FHLB stock for impairment, its value is based on ultimate recoverability of the par value rather than by recognizing temporary declines in value. The Company does not consider this investment to be other-than-temporarily impaired at December 31, 2012, and no impairment has been recognized.

Federal Reserve Bank (“FRB”) and Other Restricted Stock

The Company’s investment in FRB and other restricted stock totaled $6.1 million at December 31, 2012. FRB stock comprises the majority of this amount and is generally viewed as a long-term investment and as a restricted investment security. It is carried at cost as there is no market for the stock other than the FRB or member institutions.

Pledged securities

Investment securities at fair value (in thousands) that were pledged to secure deposits or outstanding borrowings or were pledged to secure potential future borrowings at December 31, 2012 and 2011 were as follows.

	2012	2011
Public deposits	$21,676	$21,437
Federal Home Loan Bank borrowings	90,054	88,024
Federal Reserve Bank borrowings	856	1,347
Repurchase agreements	12,140	13,154
Housing and Urban Development	245	385
Other	1,283	1,745

	$126,254	$126,092